Cover	Apr. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2023
Entity File Number	000-56368
Entity Registrant Name	Wearable Health Solutions, Inc.
Entity Central Index Key	0001443089
Entity Tax Identification Number	26-3534190
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2901 W. Coast Highway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Newport Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92663
City Area Code	(949)
Local Phone Number	270 7460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false